Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities, Current
Income taxes payable	$ 352	$ 537
Employee compensation and withholdings	210	184
Property, payroll and certain other taxes	78	60
Accrued rebates	245	193
Accrued litigation reserves	3	73
Other excluding litigation reserve	268	313
Total accrued liabilities	$ 1,156	$ 1,360